Convertible redeemable preferred shares - Roll forward of major Level 3 investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation	¥ 115,281	¥ (236,982)	¥ 8,968
Level 3
Fair value of Level 3 liability at the beginning of the year		2,384	1,485
The change in fair value of the liability		7,442	865
Exercise of warrant		(9,631)
Foreign currency translation		¥ (195)	34
Fair value of Level 3 liability at the end of the year			¥ 2,384